Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2011	2010	2009
	(Dollars in Thousands)
Current
U.S.	$61,279	$70,338	$77,653
State	5,083	4,129	3,340
Foreign	15	22	30

Total current taxes	66,377	74,489	81,023
Deferred
U.S.	(2,296)	(3,394)	(8,513)
State	(3)	(138)	5,478

Total deferred taxes	(2,299)	(3,532)	(3,035)

Total income taxes	$64,078	$70,957	$77,988

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2011, 2010 and 2009 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2011	2010	2009
	(Dollars in Thousands)
Computed expected tax expense	$66,941	$70,355	$77,293
Change in taxes resulting from:
Tax-exempt interest income	(3,682)	(2,813)	(1,937)
State tax, net of federal income taxes and tax credit	3,302	2,594	5,722
Tax refunds	—	(2,143)	—
Litigation expense	—	5,375	—
Other investment income	(3,083)	(3,172)	(3,526)
Other	600	761	436

Actual tax expense	$64,078	$70,957	$77,988

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are reflected below:

	2011	2010
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$34,035	$34,086
Other real estate owned	3,774	323
Impairment charges on available-for-sale securities	3,288	2,946
Accrued expenses	514	304
Other	5,189	6,065

Total deferred tax assets	46,800	43,724

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(23,313)	(24,272)
Net unrealized gains on available for sale investment securities	(47,252)	(15,833)
Identified intangible assets and goodwill	(18,430)	(18,383)
Other	(9,439)	(7,750)

Total deferred tax liabilities	(98,434)	(66,238)

Net deferred tax liability	$(51,634)	$(22,514)

        The net deferred tax liability of $51,634,000 at December 31, 2011 and $22,514,000 at December 31, 2010 is included in other liabilities in the consolidated statements of condition.